ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.0%
	AEROSPACE & DEFENSE - 3.0%
8,629	General Dynamics Corporation	$ 3,080,984
30,291	RTX Corporation	6,137,563
		9,218,547
	ASSET MANAGEMENT - 0.8%
2,409	Blackrock, Inc.	2,561,321

	BANKING - 5.4%
31,624	JPMorgan Chase & Company	9,496,687
15,226	PNC Financial Services Group, Inc. (The)	3,233,241
79,179	Truist Financial Corporation	3,904,316
		16,634,244
	BEVERAGES - 1.5%
26,804	PepsiCo, Inc.	4,549,711

	BIOTECH & PHARMA - 7.9%
11,251	Amgen, Inc.	4,367,188
44,406	Bristol-Myers Squibb Company	2,769,602
7,685	Eli Lilly & Company	8,084,543
22,965	Johnson & Johnson	5,705,195
29,725	Merck & Company, Inc.	3,680,550
		24,607,078
	COMMERCIAL SUPPORT SERVICES - 3.3%
25,493	Cintas Corporation	5,127,407
21,785	Republic Services, Inc.	4,988,765
		10,116,172
	DIVERSIFIED INDUSTRIALS - 1.1%
21,675	Emerson Electric Company	3,267,506

	ELECTRIC UTILITIES - 3.0%
47,469	American Electric Power Company, Inc.	6,352,302
31,944	Southern Company (The)	3,110,707
		9,463,009

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	ELECTRICAL EQUIPMENT - 0.6%
13,497	Amphenol Corporation, Class A	$ 1,971,372

	ENGINEERING & CONSTRUCTION - 1.5%
6,536	EMCOR Group, Inc.	4,736,116

	FOOD - 1.4%
18,454	Hershey Company (The)	4,360,311

	GAS & WATER UTILITIES - 0.9%
19,945	American Water Works Company, Inc.	2,713,118

	HEALTH CARE FACILITIES & SERVICES - 4.0%
27,512	Cardinal Health, Inc.	6,306,576
9,644	Labcorp Holdings, Inc.	2,788,273
11,005	UnitedHealth Group, Inc.	3,227,436
		12,322,285
	HOUSEHOLD PRODUCTS - 2.8%
14,178	Estee Lauder Companies, Inc. (The), Class A	1,552,066
42,400	Procter & Gamble Company (The)	7,089,280
		8,641,346
	INDUSTRIAL REIT - 0.7%
16,143	Prologis, Inc.	2,301,508

	INDUSTRIAL SUPPORT SERVICES - 0.4%
30,193	Fastenal Company	1,390,086

	INSTITUTIONAL FINANCIAL SERVICES - 0.8%
29,977	Nasdaq, Inc.	2,625,386

	INSURANCE - 5.4%
41,380	Hartford Insurance Group, Inc. (The)	5,827,546
24,329	Marsh & McLennan Companies, Inc.	4,543,197
44,402	MetLife, Inc.	3,200,052

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	INSURANCE - 5.4% (Continued)
41,968	W R Berkley Corporation	$ 3,009,106
		16,579,901
	INTERNET MEDIA & SERVICES - 8.5%
70,396	Alphabet, Inc., Class A	21,946,657
45,293	Netflix, Inc.(a)	4,358,998
		26,305,655
	LEISURE FACILITIES & SERVICES - 2.5%
13,184	Marriott International Inc, Class A	4,505,368
9,314	McDonald's Corporation	3,176,633
		7,682,001
	MACHINERY - 4.4%
18,207	Caterpillar, Inc.	13,524,706

	MEDICAL EQUIPMENT & DEVICES - 2.7%
34,053	Boston Scientific Corporation(a)	2,616,973
7,840	Stryker Corporation	3,037,687
5,166	Thermo Fisher Scientific, Inc.	2,692,054
		8,346,714
	OIL & GAS SERVICES & EQUIPMENT - 0.9%
75,281	Halliburton Company	2,710,116

	RESIDENTIAL REIT - 0.7%
15,263	Mid-America Apartment Communities, Inc.	2,043,105

	RETAIL - CONSUMER STAPLES - 3.2%
78,626	Walmart, Inc.	10,060,196

	RETAIL - DISCRETIONARY - 3.8%
16,792	Home Depot, Inc. (The)	6,393,050
32,936	TJX Companies, Inc. (The)	5,324,434
		11,717,484
	SEMICONDUCTORS - 3.1%
11,740	Analog Devices, Inc.	4,176,975

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	SEMICONDUCTORS - 3.1% (Continued)
14,754	Applied Materials, Inc.	$ 5,492,914
		9,669,889
	SOFTWARE - 8.6%
11,801	Cadence Design Systems, Inc.(a)	3,556,821
48,932	Microsoft Corporation	19,217,554
12,570	Oracle Corporation	1,827,678
10,796	Salesforce, Inc.	2,102,953
		26,705,006
	SPECIALTY FINANCE - 2.4%
23,663	American Express Company	7,309,501

	TECHNOLOGY HARDWARE - 10.3%
80,890	Apple, Inc.	21,369,520
54,909	Cisco Systems, Inc.	4,363,069
41,369	Corning, Inc.	6,221,070
		31,953,659
	TECHNOLOGY SERVICES - 2.7%
10,450	International Business Machines Corporation	2,510,195
12,119	Leidos Holdings, Inc.	2,122,037
7,574	Moody's Corporation	3,617,266
		8,249,498
	TELECOMMUNICATIONS - 0.7%
72,711	AT&T, Inc.	2,036,635

	TOTAL COMMON STOCKS (Cost $248,845,167)	306,373,182

	TOTAL INVESTMENTS - 99.0% (Cost $248,845,167)	$ 306,373,182
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.0%	3,021,497
	NET ASSETS - 100.0%	$ 309,394,679

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

E Fut

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 97.2%
	ADVERTISING & MARKETING - 0.7%
3,110	AppLovin Corporation, Class A(a)	$ 1,352,135

	AEROSPACE & DEFENSE - 2.1%
13,024	Astronics Corporation(a)	1,049,995
9,375	Howmet Aerospace, Inc.	2,461,218
8,322	Kratos Defense & Security Solutions, Inc.(a)	717,190
		4,228,403
	ASSET MANAGEMENT - 2.8%
17,658	Acadian Asset Management, Inc.	951,060
6,255	Affiliated Managers Group, Inc.	1,915,155
21,568	Invesco Ltd.	566,376
5,621	Robinhood Markets, Inc., Class A(a)	426,353
16,002	Stifel Financial Corporation	1,184,948
6,377	T Rowe Price Group, Inc.	603,456
		5,647,348
	AUTOMOTIVE - 0.4%
9,394	Visteon Corporation	898,724

	BANKING - 8.6%
10,274	BancFirst Corporation	1,130,140
45,079	Byline Bancorp, Inc.	1,406,465
63,501	California BanCorporation	1,162,703
9,206	City Holding Company	1,104,444
7,501	Customers Bancorp, Inc.(a)	505,867
10,750	East West Bancorp, Inc.	1,176,588
34,878	First Horizon Corporation	829,748
9,331	Home Bancorp, Inc.	551,462
42,786	Home BancShares, Inc.	1,174,904
20,631	Independent Bank Corporation (MA)	1,610,662
5,298	Metropolitan Bank Holding Corporation	445,827
5,078	Park National Corporation	835,483
20,185	Seacoast Banking Corporation of Florida	628,157
62,164	Simmons First National Corporation, Class A	1,237,685
23,479	SmartFinancial, Inc.	920,612

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	BANKING - 8.6% (Continued)
19,415	Southern First Bancshares, Inc., 151938513(a)	$ 1,084,134
17,567	Texas Capital Bancshares, Inc.(a)	1,674,134
		17,479,015
	BEVERAGES - 0.1%
4,662	Celsius Holdings, Inc.(a)	249,930

	BIOTECH & PHARMA - 5.1%
34,985	Alkermes plc(a)	1,053,049
2,314	Alnylam Pharmaceuticals, Inc.(a)	770,377
42,859	Arvinas, Inc.(a)	568,739
11,694	Collegium Pharmaceutical, Inc.(a)	487,289
5,974	Halozyme Therapeutics, Inc.(a)	415,372
6,888	Krystal Biotech, Inc.(a)	1,898,608
136,396	MannKind Corporation(a)	447,379
13,356	Mirum Pharmaceuticals, Inc.(a)	1,232,625
30,182	Phibro Animal Health Corporation, Class A	1,647,635
14,714	Supernus Pharmaceuticals, Inc.(a)	805,297
13,378	Tarsus Pharmaceuticals, Inc.(a)	1,010,307
		10,336,677
	CHEMICALS - 1.9%
4,237	CF Industries Holdings, Inc.	421,751
12,121	International Flavors & Fragrances, Inc.	996,710
123,804	Mativ Holdings, Inc.	1,342,036
3,558	Qnity Electronics, Inc.	451,012
5,675	Rogers Corporation(a)	611,935
		3,823,444
	COMMERCIAL SUPPORT SERVICES - 1.8%
10,213	Alarm.com Holdings, Inc.(a)	488,692
73,767	Quad/Graphics, Inc.	509,730
5,998	TriNet Group, Inc.	228,404
260,676	Vestis Corporation	2,051,520
11,526	Viad Corporation(a)	400,644
		3,678,990

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	CONSUMER SERVICES - 0.3%
31,665	Coursera, Inc.(a)	$ 202,973
2,318	Grand Canyon Education, Inc.(a)	368,724
		571,697
	CONTAINERS & PACKAGING - 0.6%
10,559	Crown Holdings, Inc.	1,210,061

	E-COMMERCE DISCRETIONARY - 0.3%
44,362	Figs, Inc., Class A(a)	685,393

	ELECTRIC UTILITIES - 2.0%
11,039	Ameren Corporation	1,250,499
1,903	Constellation Energy Corporation	627,762
12,210	Edison International	912,575
6,814	Vistra Corporation	1,184,886
		3,975,722
	ELECTRICAL EQUIPMENT - 9.0%
4,008	Acuity, Inc.	1,208,773
5,756	Advanced Energy Industries, Inc.	1,931,540
35,907	Allient, Inc.	2,364,116
12,859	Amphenol Corporation, Class A	1,878,186
7,715	Bloom Energy Corporation, Class A(a)	1,200,994
2,319	Hubbell, Inc.	1,186,470
3,754	Littelfuse, Inc.	1,323,135
21,019	NEXTracker, Inc., Class A(a)	2,209,096
8,771	nVent Electric PLC	1,038,136
2,428	Powell Industries, Inc.	1,271,301
1,533	Rockwell Automation, Inc.	624,621
3,784	SPX Technologies, Inc.(a)	858,741
15,278	Trimble, Inc.(a)	1,021,640
		18,116,749
	ENGINEERING & CONSTRUCTION - 6.5%
1,863	Comfort Systems USA, Inc.	2,662,916
4,422	EMCOR Group, Inc.	3,204,270
40,762	Great Lakes Dredge & Dock Corporation(a)	690,916

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	ENGINEERING & CONSTRUCTION - 6.5% (Continued)
7,212	MasTec, Inc.(a)	$ 2,149,320
2,416	MYR Group, Inc.(a)	652,223
11,295	Primoris Services Corporation	1,702,382
3,923	Sterling Infrastructure, Inc.(a)	1,679,554
16,882	Tetra Tech, Inc.	605,051
		13,346,632
	ENTERTAINMENT CONTENT - 0.3%
2,544	Take-Two Interactive Software, Inc.(a)	538,005

	FOOD - 0.7%
20,610	Tyson Foods, Inc., Class A	1,339,444

	GAMING REIT - 0.2%
14,552	VICI Properties, Inc.	439,616

	GAS & WATER UTILITIES - 0.8%
34,634	NiSource, Inc.	1,638,188

	HEALTH CARE FACILITIES & SERVICES - 2.8%
4,704	Cencora, Inc.	1,750,547
11,227	HealthEquity, Inc.(a)	858,753
2,518	McKesson Corporation	2,486,197
34,501	Pediatrix Medical Group, Inc.(a)	684,845
		5,780,342
	HEALTH CARE REIT - 0.7%
28,009	Omega Healthcare Investors, Inc.	1,351,994

	HOME CONSTRUCTION - 0.3%
22,291	Interface, Inc.	701,944

	HOUSEHOLD PRODUCTS - 1.2%
46,613	Central Garden & Pet Company, Class A(a)	1,610,013
7,796	Estee Lauder Companies, Inc. (The), Class A	853,428
		2,463,441

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 0.4%
22,828	Resideo Technologies, Inc.(a)	$ 883,444

	INSTITUTIONAL FINANCIAL SERVICES - 3.5%
3,141	Cboe Global Markets, Inc.	941,421
3,241	Evercore, Inc., Class A	1,000,950
12,646	Moelis & Company, Class A	750,667
15,671	Northern Trust Corporation	2,242,363
8,306	SEI Investments Company	675,444
3,365	State Street Corporation	432,806
9,193	StoneX Group, Inc.(a)	1,172,108
		7,215,759
	INSURANCE - 3.3%
4,793	Allstate Corporation (The)	1,028,194
5,912	Arch Capital Group Ltd.(a)	592,087
3,587	Assurant, Inc.	823,539
3,478	Brown & Brown, Inc.	249,790
8,967	Hartford Insurance Group, Inc. (The)	1,262,824
2,970	Primerica, Inc.	753,370
3,190	RenaissanceRe Holdings Ltd.	964,847
29,547	United Fire Group, Inc.	1,148,196
		6,822,847
	INTERNET MEDIA & SERVICES - 0.8%
22,549	EverQuote, Inc.(a)	356,274
6,937	Expedia Group, Inc.	1,496,242
		1,852,516
	LEISURE FACILITIES & SERVICES - 1.6%
5,229	Brinker International, Inc.(a)	774,938
34,867	Carnival Corporation	1,100,054
3,962	Darden Restaurants, Inc.	847,274
10,517	Las Vegas Sands Corporation	596,524
		3,318,790
	LEISURE PRODUCTS - 0.4%
15,758	Amer Sports, Inc.(a)	598,489

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	LEISURE PRODUCTS - 0.4% (Continued)
32,191	Peloton Interactive, Inc., Class A(a)	$ 129,408
		727,897
	MACHINERY - 1.2%
5,262	Watts Water Technologies, Inc., Class A	1,729,829
4,917	Xylem Inc	637,047
		2,366,876
	MEDICAL EQUIPMENT & DEVICES - 2.2%
27,113	BioLife Solutions, Inc.(a)	656,135
4,829	Illumina, Inc.(a)	649,307
17,078	Omnicell, Inc.(a)	701,906
3,570	ResMed, Inc.	914,848
11,557	Solventum Corporation(a)	857,529
17,149	Veracyte, Inc.(a)	627,482
		4,407,207
	METALS & MINING - 2.3%
12,361	Alcoa Corporation	767,371
6,028	Anglogold Ashanti plc	770,198
55,512	Coeur Mining, Inc.(a)	1,507,151
69,219	Hecla Mining Company	1,724,244
		4,768,964
	MORTGAGE FINANCE - 0.8%
84,721	Invesco Mortgage Capital, Inc.	714,198
164,004	Redwood Trust, Inc.	992,224
		1,706,422
	OIL & GAS PRODUCERS - 0.3%
5,570	Expand Energy Corporation	601,114

	OIL & GAS SERVICES & EQUIPMENT - 0.5%
41,974	DNOW, Inc.(a)	494,454
4,917	Weatherford International plc	518,547
		1,013,001
	PUBLISHING & BROADCASTING - 0.5%
13,405	New York Times Company (The), Class A	1,069,585

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	REAL ESTATE OWNERS & DEVELOPERS - 0.7%
20,781	Howard Hughes Holdings, Inc.(a)	$ 1,503,921

	REAL ESTATE SERVICES - 0.5%
71,633	Newmark Group, Inc., Class A	1,040,111

	RENEWABLE ENERGY - 0.3%
53,120	Sunrun, Inc.(a)	703,840

	RETAIL - CONSUMER STAPLES - 1.5%
4,350	BJ's Wholesale Club Holdings, Inc.(a)	429,737
8,428	Dollar General Corporation	1,316,791
17,271	Kroger Company (The)	1,178,573
		2,925,101
	RETAIL - DISCRETIONARY - 2.9%
7,554	Advance Auto Parts, Inc.	401,646
3,354	Carvana Company(a)	1,120,773
5,271	Ferguson Enterprises, Inc.	1,374,465
54,344	Macy's, Inc.	1,074,924
1,113	Ulta Beauty, Inc.(a)	762,171
16,613	Urban Outfitters, Inc.(a)	1,099,781
		5,833,760
	SEMICONDUCTORS - 2.1%
11,460	Cirrus Logic, Inc.(a)	1,617,235
33,607	Kulicke & Soffa Industries, Inc.	2,343,080
9,933	Photronics, Inc.(a)	371,792
		4,332,107
	SOFTWARE - 4.7%
8,269	Appian Corporation, Class A(a)	220,534
25,300	AvePoint, Inc.(a)	272,734
7,351	Blackbaud, Inc.(a)	356,818
10,314	DocuSign, Inc.(a)	464,852
29,537	Dropbox, Inc., Class A(a)	738,130
7,134	Elastic N.V.(a)	371,467
10,210	Five9, Inc.(a)	178,062

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	SOFTWARE - 4.7% (Continued)
6,613	Fortinet, Inc.(a)	$ 522,625
100,856	Freshworks, Inc., Class A(a)	788,694
6,505	Guidewire Software, Inc.(a)	945,308
1,509	MongoDB, Inc.(a)	495,661
53,958	PagerDuty, Inc.(a)	380,943
15,668	Phreesia, Inc.(a)	193,186
3,365	PTC, Inc.(a)	526,925
7,118	Q2 Holdings, Inc.(a)	342,518
5,141	Qualys, Inc.(a)	475,388
66,814	Skillsoft Corporation(a)	279,951
23,012	Teradata Corporation(a)	724,648
14,735	Waystar Holding Corporation(a)	377,953
11,703	Zoom Video Communications, Inc.(a)	865,320
		9,521,717
	SPECIALTY FINANCE - 2.0%
13,411	Bread Financial Holdings, Inc.	950,303
33,446	LendingClub Corporation(a)	498,680
12,498	LendingTree, Inc.(a)	467,050
63,268	New Residential Investment Corporation	635,843
62,088	SoFi Technologies, Inc.(a)	1,102,684
15,166	Upstart Holdings, Inc.(a)	412,970
		4,067,530
	SPECIALTY REIT - 1.3%
24,918	EPR Properties	1,480,379
59,674	Postal Realty Trust, Inc., Class A	1,237,042
		2,717,421
	STEEL - 1.3%
3,814	Carpenter Technology Corporation	1,518,239
15,026	Northwest Pipe Company(a)	1,166,018
		2,684,257
	TECHNOLOGY HARDWARE - 7.2%
16,918	Arista Networks, Inc.(a)	2,258,553
22,389	Corning, Inc.	3,366,858
14,946	Credo Technology Group Holding Ltd.(a)	1,677,987

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	TECHNOLOGY HARDWARE - 7.2% (Continued)
4,303	Fabrinet(a)	$ 2,347,846
2,721	Garmin Ltd.	687,950
3,891	InterDigital, Inc.	1,426,168
2,283	Sanmina Corporation(a)	354,459
1,721	Ubiquiti, Inc.	1,319,990
4,921	Western Digital Corporation	1,376,404
		14,816,215
	TECHNOLOGY SERVICES - 2.8%
11,334	Affirm Holdings, Inc., Class A(a)	532,471
7,259	Leidos Holdings, Inc.	1,271,051
15,355	MAXIMUS, Inc.	1,160,992
74,951	Remitly Global, Inc.(a)	1,251,682
37,875	Riot Blockchain, Inc.(a)	616,984
8,678	Science Applications International Corporation	800,632
		5,633,812
	TELECOMMUNICATIONS - 0.4%
6,642	EchoStar Corporation, Class A(a)	767,350

	TRANSPORTATION & LOGISTICS - 1.5%
7,122	CH Robinson Worldwide, Inc.	1,319,350
5,885	Expeditors International of Washington, Inc.	853,502
16,995	Southwest Airlines Company	837,174
		3,010,026
	TRANSPORTATION EQUIPMENT - 0.5%
4,087	Westinghouse Air Brake Technologies Corporation	1,078,764

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	WHOLESALE - CONSUMER STAPLES - 0.5% (Continued)
28,311	United Natural Foods, Inc.(a)	$ 1,081,763

	TOTAL COMMON STOCKS (Cost $172,676,987)	198,326,011

	TOTAL INVESTMENTS - 97.2% (Cost $172,676,987)	$ 198,326,011
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.8%	5,704,006
	NET ASSETS - 100.0%	$ 204,030,017

Ltd. – Limited Company

N.V. – Naamloze Vennootschap

PLC – Public Limited Company

REIT – Real Estate Investment Trust

(a)	Non-income producing security.

ZACKS FOCUS GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.5%
	AEROSPACE & DEFENSE - 3.3%
3,595	General Electric Company	$ 1,230,425
2,928	Howmet Aerospace, Inc.	768,688
		1,999,113
	AUTOMOTIVE - 4.4%
6,575	Tesla, Inc.(a)	2,646,503

	BEVERAGES - 1.7%
7,921	Coca-Cola Company (The)	646,037
4,151	Monster Beverage Corporation(a)	354,080
		1,000,117
	BIOTECH & PHARMA - 5.1%
3,879	AbbVie, Inc.	900,238
2,087	Eli Lilly & Company	2,195,503
		3,095,741
	COMMERCIAL SUPPORT SERVICES - 1.1%
3,257	Cintas Corporation	655,080

	E-COMMERCE DISCRETIONARY - 4.6%
13,149	Amazon.com, Inc.(a)	2,761,290

	ELECTRICAL EQUIPMENT - 1.8%
7,437	Amphenol Corporation, Class A	1,086,248

	ENGINEERING & CONSTRUCTION - 1.8%
1,519	EMCOR Group, Inc.	1,100,698

	HEALTH CARE FACILITIES & SERVICES - 3.0%
4,074	Cardinal Health, Inc.	933,883
2,348	Cencora, Inc.	873,785
		1,807,668
	HOME CONSTRUCTION - 1.1%
3,799	Armstrong World Industries, Inc.	659,127

ZACKS FOCUS GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 3.7%
1,832	Goldman Sachs Group, Inc. (The)	$ 1,574,732
3,894	Morgan Stanley	648,390
		2,223,122
	INTERNET MEDIA & SERVICES - 16.2%
14,588	Alphabet, Inc., Class A	4,547,955
3,751	Meta Platforms, Inc., Class A	2,431,323
17,917	Netflix, Inc.(a)	1,724,332
44	Reddit, Inc., Class A(a)	6,416
5,478	Roku, Inc.(a)	539,090
6,852	Uber Technologies, Inc.(a)	516,778
		9,765,894
	MEDICAL EQUIPMENT & DEVICES - 1.2%
1,411	Intuitive Surgical, Inc.(a)	710,453

	OIL & GAS PRODUCERS - 0.6%
2,309	Phillips 66	356,348

	RETAIL - CONSUMER STAPLES - 6.1%
2,246	Casey's General Stores, Inc.	1,539,835
1,717	Costco Wholesale Corporation	1,735,527
3,592	Walmart, Inc.	459,596
		3,734,958
	RETAIL - DISCRETIONARY - 4.5%
1,582	Home Depot, Inc. (The)	602,299
2,290	Ross Stores, Inc.	470,916
3,657	TJX Companies, Inc. (The)	591,191
1,559	Ulta Beauty, Inc.(a)	1,067,587
		2,731,993
	SEMICONDUCTORS - 15.9%
9,063	Broadcom, Inc.	2,896,082
5,557	Lam Research Corporation	1,299,727
30,156	NVIDIA Corporation	5,343,341
		9,539,150

ZACKS FOCUS GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	SOFTWARE - 10.5%
9,992	Microsoft Corporation	$ 3,924,258
1,831	MongoDB, Inc.(a)	601,429
2,903	Oracle Corporation	422,096
7,494	Palantir Technologies, Inc., Class A(a)	1,028,102
8,270	Pegasystems, Inc.	361,647
		6,337,532
	TECHNOLOGY HARDWARE - 9.2%
18,736	Apple, Inc.	4,949,676
3,921	Dell Technologies, Inc., Class C	580,622
		5,530,298
	TECHNOLOGY SERVICES - 3.4%
90	Affirm Holdings, Inc., Class A(a)	4,228
1,795	Mastercard, Inc., Class A	928,392
3,530	Visa, Inc., Class A	1,130,094
		2,062,714
	TELECOMMUNICATIONS - 0.3%
2,576	AST SpaceMobile, Inc.(a)	203,993

	TOTAL COMMON STOCKS (Cost $54,551,203)	60,008,040

	TOTAL INVESTMENTS - 99.5% (Cost $54,551,203)	$ 60,008,040
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%	318,439
	NET ASSETS - 100.0%	$ 60,326,479

(a)	Non-income producing security.

ZACKS QUALITY INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 98.3%
	Australia - 4.9%
12,256	Australia & New Zealand Banking Group Ltd.(a)	$ 349,274
12,316	BHP Group Ltd.(a)	512,013
18,074	Brambles Ltd.	322,631
7,646	Commonwealth Bank of Australia	950,281
960	CSL Ltd.(a)	100,277
960	Macquarie Group Ltd.	145,865
10,868	National Australia Bank Ltd.	379,181
7,707	QBE Insurance Group Ltd.(a)	119,198
9,825	Wesfarmers Ltd.(a)	556,773
		3,435,493
	Belgium - 1.0%
3,348	Anheuser-Busch InBev S.A.	272,383
1,920	KBC Group N.V.	260,570
632	UCB S.A.	188,502
		721,455
	Bermuda - 0.2%
1,678	Jardine Matheson Holdings Ltd.	138,435

	Denmark - 0.9%
573	DSV A/S	148,199
6,962	Novo Nordisk A/S, Class B	261,919
7,760	Vestas Wind Systems A/S(a)	199,352
		609,470
	Finland - 1.0%
7,248	Metso Outotec OYJ	151,703
29,720	Nordea Bank Abp	577,958
		729,661
	France - 8.7%
1,465	Air Liquide S.A.	308,691
5,299	AXA SA(a)	259,719
4,871	BNP Paribas S.A.(a)	549,924
1,155	Cie de Saint-Gobain S.A.(a)	117,753
15,599	Engie S.A.(a)	533,490
1,716	EssilorLuxottica S.A.(a)	456,843

ZACKS QUALITY INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	France - 8.7% (Continued)
2,706	Groupe DANONE(a)	$ 232,372
57	Hermes International SCA	138,070
442	Kering S.A.	149,389
785	Legrand S.A.	142,774
720	L'Oreal S.A.(a)	338,253
551	LVMH Moet Hennessy Louis Vuitton S.E.(a)	354,413
1,665	Safran S.A.	669,229
2,700	Sanofi S.A.(a)	262,371
1,254	Schneider Electric S.E.(a)	410,192
5,743	Societe Generale S.A.(a)	501,452
4,917	TotalEnergies S.E.(a)	391,081
1,947	Vinci S.A.(a)	323,963
		6,139,979
	Germany - 9.0%
1,635	Allianz SE(a)	738,737
2,613	BASF S.E.	150,435
5,744	Bayer A.G.(a)	285,265
2,014	Continental A.G.	174,091
495	Deutsche Boerse A.G.(a)	135,995
4,146	Deutsche Post A.G.(a)	245,555
7,571	Deutsche Telekom A.G.(a)	305,113
13,862	E.ON S.E.	322,502
4,152	Fresenius S.E. & Company KGaA(a)	249,837
541	Heidelberg Materials A.G.	121,228
3,147	Infineon Technologies A.G.(a)	170,483
2,160	Mercedes-Benz Group A.G.	150,656
409	Muenchener Rueckversicherungs-Gesellschaft A.G. in	268,637
215	Rheinmetall A.G.	422,807
3,408	SAP S.E.(a)	688,771
3,668	Siemens A.G.(a)	1,072,777
4,336	Siemens Energy A.G.(a)	853,206
		6,356,095
	Italy - 3.7%
11,580	Assicurazioni Generali SpA(a)	495,015

ZACKS QUALITY INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	Italy - 3.7% (Continued)
32,102	Enel SpA	$ 386,863
120,316	Intesa Sanpaolo SpA(a)	829,938
1,200	Prysmian SpA(a)	145,407
9,120	UniCredit SpA(a)	780,682
		2,637,905
	Japan - 25.6%
3,350	Advantest Corporation	575,978
7,520	Aeon Company Ltd.	107,215
7,724	Asics Corporation	237,114
9,583	Astellas Pharma, Inc.(a)	159,640
3,360	Bandai Namco Holdings, Inc.	91,313
4,320	Capcom Company Ltd.	99,392
4,800	Central Japan Railway Company	141,635
5,520	Chugai Pharmaceutical Company Ltd.	369,555
10,560	Daifuku Company Ltd.	437,642
4,232	Daiwa House Industry Company Ltd.(a)	152,923
480	Disco Corporation	232,062
6,557	East Japan Railway Company	162,072
1,015	Fast Retailing Company Ltd.	448,663
20,360	Fujitsu Ltd.(a)	467,785
22,174	Hitachi Ltd.(a)	742,044
2,431	Hoya Corporation	439,998
6,480	Inpex Corporation(a)	157,679
6,019	Isuzu Motors Ltd.	112,486
30,533	ITOCHU Corporation(a)	443,825
12,588	Japan Tobacco, Inc.	482,594
11,836	KDDI Corporation(a)	202,439
730	Konami Group Corporation	97,371
14,035	Marubeni Corporation	539,956
22,467	Mitsubishi Corporation	761,057
16,511	Mitsubishi Electric Corporation	633,416
25,675	Mitsubishi Heavy Industries Ltd	824,349
29,489	Mitsubishi UFJ Financial Group, Inc.	560,549
11,085	Mitsui & Company Ltd.(a)	416,810

ZACKS QUALITY INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	Japan - 25.6% (Continued)
19,169	Mizuho Financial Group, Inc.(a)	$ 877,773
3,849	Nexon Company Ltd.	81,853
4,117	Nintendo Company Ltd.(a)	237,136
173,925	Nippon Telegraph & Telephone Corporation(a)	170,734
21,569	Nitto Denko Corporation	502,331
4,320	Nomura Research Institute Ltd.	120,805
11,031	Panasonic Holdings Corporation(a)	179,206
3,052	Recruit Holdings Company Ltd.	134,185
5,720	Shin-Etsu Chemical Company Ltd.(a)	225,921
4,821	Shionogi & Company Ltd.	113,112
14,165	SoftBank Group Corporation	370,895
6,567	Sompo Holdings, Inc.	262,613
27,579	Sony Corporation(a)	643,360
13,236	Sumitomo Corporation	564,733
15,295	Sumitomo Electric Industries Ltd.	1,016,142
11,529	Sumitomo Mitsui Financial Group, Inc.(a)	442,733
6,240	Takeda Pharmaceutical Company Ltd.	232,514
6,009	Tokio Marine Holdings, Inc.	251,149
1,626	Tokyo Electron Ltd.	458,235
3,840	Tokyo Gas Company Ltd.	188,256
37,923	Toyota Motor Corporation(a)	928,860
		18,100,108
	Jersey - 0.6%
2,894	Experian PLC	108,664
41,712	Glencore PLC(a)	300,200
		408,864
	Luxembourg - 1.0%
9,360	ArcelorMittal S.A.(a)	613,894
213	Spotify Technology S.A.(b)	109,682
		723,576
	Netherlands - 5.7%
3,091	ABN AMRO Bank N.V. 144A(c)	103,630
57	Adyen N.V. 144A(b),(c)	67,033
1,001	AerCap Holdings N.V.	149,589

ZACKS QUALITY INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	Netherlands - 5.7% (Continued)
2,573	Airbus S.E.	$ 560,408
304	Argenx S.E.(a),(b)	236,257
1,434	ASML Holding N.V.(a)	2,090,904
12,056	ING Groep N.V.(a)	351,034
8,275	Prosus N.V.(a)	425,636
3,306	STMicroelectronics N.V.	111,034
		4,095,525
	Norway - 0.4%
18,165	Orkla ASA	248,543

	Singapore - 2.6%
16,511	DBS Group Holdings Ltd.	745,617
12,870	Oversea-Chinese Banking Corp Ltd.	218,049
23,711	Singapore Exchange Ltd.(a)	341,174
137,900	Singapore Telecommunications Ltd.	549,476
		1,854,316
	Spain - 5.2%
1,686	ACS Actividades de Construccion y Servicios S.A.(a)	218,449
9,111	Aena SME S.A. 144A(c)	287,257
38,309	Banco Bilbao Vizcaya Argentaria S.A.(a)	894,435
47,295	Banco Santander S.A.(a)	603,278
27,247	CaixaBank S.A.(a)	338,856
8,640	Endesa S.A.	353,097
22,059	Iberdrola S.A.	522,855
2,872	Industria de Diseno Textil S.A.(a)	192,915
19,039	International Consolidated Airlines Group S.A.(a)	108,720
7,922	Repsol S.A.(a)	178,079
		3,697,941
	Sweden - 1.5%
6,000	Atlas Copco A.B., Class A(a)	129,674
6,011	Sandvik A.B.(a)	266,019
65,371	Telia Company A.B.(a)	335,803
8,166	Volvo A.B., B SHARES(a)	318,318
		1,049,814

ZACKS QUALITY INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	Switzerland - 8.2%
4,560	ABB Ltd.(a)	$ 425,999
2,400	Coca-Cola HBC A.G.	155,584
2,485	Compagnie Financiere Richemont S.A.(a)	508,294
1,338	Galderma Group A.G. 144A(c)	253,927
5,520	Holcim A.G.(a)	508,933
218	Lonza Group A.G.(a)	152,048
6,694	Nestle S.A.(a)	731,239
5,773	Novartis A.G.(a)	979,964
2,840	Roche Holding A.G.(a)	1,355,758
3,064	Sandoz Group A.G.(a)	271,096
1,019	Swiss Re A.G.(a)	180,199
402	Zurich Insurance Group A.G.(a)	303,599
		5,826,640
	United Kingdom - 17.9%
2,564	3i Group PLC	114,796
5,625	Anglo American plc	280,575
4,552	AstraZeneca PLC(a)	953,492
14,082	BAE Systems plc(a)	400,835
56,991	Barclays PLC(a)	347,831
42,407	BP PLC(a)	272,995
18,038	British American Tobacco plc(a)	1,128,014
10,071	Compass Group PLC(a)	309,196
5,511	Diageo plc(a)	123,481
14,092	GSK plc(a)	418,023
29,279	Haleon plc(a)	160,092
3,110	Halma PLC	175,372
88,616	HSBC Holdings PLC	1,664,401
3,417	Imperial Brands plc(a)	153,124
475,683	Lloyds Banking Group PLC	656,806
1,010	London Stock Exchange Group PLC	120,604
42,636	National Grid PLC(a)	799,303
75,789	NatWest Group PLC(a)	632,273
6,187	Reckitt Benckiser Group plc	543,003
3,835	RELX PLC	133,557

ZACKS QUALITY INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	United Kingdom - 17.9% (Continued)
5,165	Rio Tinto PLC	$ 510,597
46,307	Rolls-Royce Holdings plc(a)	832,238
22,888	Shell plc(a)	948,089
6,240	Smith & Nephew plc(a)	115,342
12,597	Standard Chartered PLC(a)	311,029
5,448	Unilever plc(a)	401,415
109,960	Vodafone Group plc(a)	169,687
		12,676,170
	United States - 0.2%
5,488	Neste OYJ	137,411

	TOTAL COMMON STOCKS (Cost $60,701,029)	69,587,401

	TOTAL INVESTMENTS - 98.3% (Cost $60,701,029)	$ 69,587,401
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.7%	1,202,962
	NET ASSETS - 100.0%	$ 70,790,363

A/S - Aktieselskab

AB - Aktiebolag

Abp - Asset Business Plan

KGaA - Kommanditgesellschaft auf Aktien

Ltd. - Limited Company

N.V. - Naamloze Vennootschap

OYJ - Julkinen osakeyhtiö

plc - Public Limited Company

S.A. - Société Anonyme

SE - Structured entity

SpA - Società per Azioni

(a)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(b)	Non-income producing security.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2026 the total market value of 144A securities is 711,847 or 1.0% of net assets.